UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/David Drinkwater             New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None




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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $358,691
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13324                  Manikay Master Fund, LP





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                                                     FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANGRS   SOLE     SHARED  NONE
AFFILIATED COMPUTER SERVICES   CL A             008190100    5,417     100,000  SH         Defined      1        100,000
ALCON INC                      COM SHS          H01301102    6,934      50,000  SH         Defined      1         50,000
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    4,996   5,000,000  PRN        Defined      1      5,000,000
AT&T INC                       COM              00206R102    8,103     300,000  SH         Defined      1        300,000
BJ SVCS CO                     COM              055482103   17,967     924,684  SH         Defined      1        924,684
CADBURY PLC                    SPONS ADR        12721E102    5,121     100,000  SH         Defined      1        100,000
CEMEX SAB DE CV                SPON ADR NEW     151290889    6,460     500,000  SH         Defined      1        500,000
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    1,596     200,000  SH         Defined      1        200,000
CF INDS HLDGS INC              COM              125269100   14,719     170,700  SH         Defined      1        170,700
COCA COLA CO                   COM              191216100   13,425     250,000  SH         Defined      1        250,000
COLGATE PALMOLIVE CO           COM              194162103   15,256     200,000  SH         Defined      1        200,000
COMCAST CORP NEW               CL A SPL         20030N200    7,972     495,787  SH         Defined      1        495,787
DIRECTV GROUP INC              COM              25459L106    6,895     250,000  SH         Defined      1        250,000
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7   16,531   9,782,000  PRN        Defined      1      9,782,000
FIRST ADVANTAGE CORP           CL A             31845F100    7,420     400,000  SH         Defined      1        400,000
HERCULES OFFSHORE INC          COM              427093109    2,455     500,000  SH         Defined      1        500,000
HUNTINGTON BANCSHARES INC      COM              446150104    2,355     500,000  SH         Defined      1        500,000
JOHNSON & JOHNSON              COM              478160104   21,312     350,000  SH         Defined      1        350,000
KROGER CO                      COM              501044101   10,320     500,000  SH         Defined      1        500,000
LEGG MASON INC                 COM              524901105   17,067     550,000  SH         Defined      1        550,000
LIBERTY GLOBAL INC             COM SER A        530555101   15,224     674,504  SH         Defined      1        674,504
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    7,778     250,000  SH         Defined      1        250,000
LOEWS CORP                     COM              540424108   17,125     500,000  SH         Defined      1        500,000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    9,058     200,000  SH         Defined      1        200,000
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    4,974   5,000,000  PRN        Defined      1      5,000,000
NATCO GROUP INC                CL A             63227W203    7,538     170,238  SH         Defined      1        170,238
PEROT SYS CORP                 CL A             714265105   14,108     475,000  SH         Defined      1        475,000
PFIZER INC                     COM              717081103    4,672     282,307  SH         Defined      1        282,307
SEAHAWK DRILLING INC           COM              81201R107    9,327     300,000  SH         Defined      1        300,000
SUN MICROSYSTEMS INC           COM NEW          866810203   14,544   1,600,000  SH         Defined      1      1,600,000
SUN MICROSYSTEMS INC           COM NEW          866810203    9,090   1,000,000  SH  CALL   Defined      1      1,000,000
TIM HORTONS INC                COM              88706M103    7,075     250,000  SH         Defined      1        250,000
VALE S A                       ADR              91912E105    4,324     186,934  SH         Defined      1        186,934
WYETH                          COM              983024100   41,536     855,000  SH         Defined      1        855,000



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